Share-based Compensation - Narrative (Details) shares in Thousands, $ in Thousands		1 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 11, 2023 shares	Apr. 30, 2026 USD ($) shares	Sep. 30, 2025 USD ($) shares	Jul. 31, 2025 USD ($) shares	Jul. 31, 2024 USD ($) shares	Feb. 29, 2024 USD ($) shares	Sep. 30, 2023 USD ($) shares	May 31, 2023	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Jan. 01, 2025	Aug. 31, 2023 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense									$ 2,404	$ 533	$ 3,637	$ 4,002	$ 10,805	$ 378	$ 11,248
GDEV Management Holdings LLC | Independent contractor membership interest
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of membership interest held													0.15			0.25
GDEV Management Holdings LLC | Independent contractor membership interest | Tranche 1 Earnout Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of membership interest held																0.50
GDEV Management Holdings LLC | Independent contractor membership interest | Tranche 2 Earnout Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of membership interest held																0.25
GDEV Management Holdings LLC | Independent contractor membership interest | Tranche 3 Earnout Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of membership interest held																0.25
Restricted stock units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense									10,100		$ 10,100		$ 10,200
Weighted-average period for recognition of unrecognized compensation cost (in years)											1 year 4 months 24 days		1 year 4 months 6 days
Vested (in shares) | shares											876		986	551
Share-based compensation expense									1,736	1,314	$ 3,274	2,756	$ 8,484	$ 7,725	370
Number of shares forfeited (in shares) | shares							100				141		650	296
Granted (in shares) | shares							100				2,151		2,126	2,679
Fair value of grants in period							$ 700
Service Based Restricted Stock Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested (in shares) | shares			100
Share-based compensation expense													$ 700
Performance restricted stock units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense									$ 767	$ (242)	$ 1,004	$ 13	$ 698	$ 2,053	441
Number of shares forfeited (in shares) | shares											188		1,886	269
Granted (in shares) | shares	1,100	2,300	400	1,500	1,300	700					2,348		1,935	1,987
Grant date fair value		$ 4,300	$ 2,000	$ 7,900	$ 5,300	$ 2,400											$ 4,700
Class EO
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense													$ 0	$ (13,972)	$ 8,481
Forfeitures													$ 0	$ 3,400
2023 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for future grants (in shares) | shares													7,800
2023 Equity Incentive Plan | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period (in years)								1 year
2023 Equity Incentive Plan | Class P-I
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Authorized percentage of common shares that are issued and outstanding for issuance to employee and non-employee directors								5.00%
Percentage increase on each anniversary to authorized percentage of common shares that are issued and outstanding for issuance to employee and non-employee directors								1.00%
Maximum percentage of common shares that are issued and outstanding for issuance to employee and non-employee directors								10.00%